UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08777

CREDIT SUISSE HIGH YIELD BOND FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	October 31st
Date of reporting period:	May 1, 2014 to July 31, 2014

Item 1:	Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2014 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (117.6%)
Aerospace & Defense (0.5%)
$ 1,411	Ducommun, Inc., Global Company Guaranteed Notes (Callable 07/15/15 @ 104.88)	(B, B3)	07/15/18	9.750	$1,562,683

Airlines (0.4%)
750	Continental Airlines 2012-3, Class C Pass Thru Certificates	(B+, B1)	04/29/18	6.125	802,500
300	United Continental Holdings, Inc., Company Guaranteed Notes§	(B, B2)	06/01/18	6.375	321,750

					1,124,250

Auto Parts & Equipment (1.9%)
1,000	Gestamp Funding Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 05/31/16 @ 102.81)‡	(BB, B1)	05/31/20	5.625	1,022,500
525	Lear Corp., Company Guaranteed Notes (Callable 03/15/15 @ 104.06)	(BB, Ba2)	03/15/20	8.125	563,063
500	Schaeffler Holding Finance B.V., PIK, Rule 144A, Senior Secured Notes (Callable 09/02/14 @ 105.16)‡	(B, B1)	08/15/18	7.625	527,500
4,000	UCI International, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.31)	(CCC, Caa1)	02/15/19	8.625	3,720,000

					5,833,063

Automakers (0.4%)
1,000	CG Co-Issuer, Inc., Global Secured Notes (Callable 06/15/16 @ 104.13)	(B, B1)	06/15/21	8.250	1,105,000

Banking (1.1%)
3,400	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)‡	(CCC+, Caa2)	08/01/22	7.250	3,417,000

Beverages (0.2%)
563	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 11/15/15 @ 105.00)‡	(CCC+, Caa2)	11/15/18	10.000	545,406

Brokerage (2.6%)
3,090	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 02/15/15 @ 105.81)‡	(B, B1)	02/15/18	7.750	3,321,750
2,950	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 105.53)‡	(B, B1)	04/01/20	7.375	3,104,875
1,400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)‡	(B, B1)	04/15/22	6.875	1,405,250

					7,831,875

Building & Construction (1.2%)
1,000	AV Homes, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/16 @ 106.38)‡	(B-, Caa1)	07/01/19	8.500	1,020,000
600	K Hovnanian Enterprises, Inc., Global Senior Secured Notes	(CCC+, Ba3)	11/01/21	2.000	417,000
2,200	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.50)‡	(B, B2)	12/01/18	7.000	2,270,125

					3,707,125

Building Materials (4.0%)
4,400	Euramax International, Inc., Global Senior Secured Notes (Callable 09/02/14 @ 104.75)	(B-, Caa2)	04/01/16	9.500	4,334,000
2,500	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.63)	(CCC+, Caa2)	01/15/19	7.250	2,625,000
3,750	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	3,956,250
1,275	The Hillman Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/17 @ 104.78)‡	(CCC+, Caa1)	07/15/22	6.375	1,262,250

					12,177,500

Chemicals (6.0%)
300	Axalta Coating Systems Dutch Holding B, Rule 144A, Company Guaranteed Notes (Callable 02/04/16 @ 105.53)‡§	(B-, Caa1)	05/01/21	7.375	320,250
3,025	Chemtura Corp., Company Guaranteed Notes (Callable 07/15/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	3,100,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Chemicals
$ 3,196	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(BB+, Ba2)	11/15/20	6.375	$3,283,890
250	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)‡€#	(BB-, Ba3)	02/15/19	7.250	349,552
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 105.63)‡	(BB-, Ba3)	05/01/20	7.500	1,612,500
650	Ineos Group Holdings S.A., Rule 144A, Company Guaranteed Notes (Callable 05/15/15 @ 103.25)‡§	(B-, B3)	08/15/18	6.125	658,937
1,100	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.78)‡	(B+, B1)	10/15/19	6.375	1,142,625
3,204	Polymer Group, Inc., Global Senior Secured Notes (Callable 02/01/15 @ 103.88)	(B-, B2)	02/01/19	7.750	3,380,220
1,775	Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)‡	(CCC+, Caa1)	06/01/19	6.875	1,794,969
272	Reichhold Industries, Inc., PIK, Rule 144A, Senior Secured Notes‡	(CC, NR)	05/08/17	9.000	186,084
2,500	Taminco Global Chemical Corp., Rule 144A, Secured Notes (Callable 03/31/15 @ 107.31)‡	(B-, Caa1)	03/31/20	9.750	2,756,250

					18,585,902

Computer Hardware (0.4%)
1,000	NCR Corp., Global Company Guaranteed Notes (Callable 12/15/18 @ 103.19)	(BB, Ba3)	12/15/23	6.375	1,065,000

Consumer Products (2.9%)
3,100	Alphabet Holding Co., Inc., PIK, Global Senior Unsecured Notes (Callable 09/02/14 @ 103.00)	(B-, Caa1)	11/01/17	8.500	3,165,875
3,690	NBTY, Inc., Global Company Guaranteed Notes (Callable 10/01/14 @ 104.50)	(B, B3)	10/01/18	9.000	3,865,275
1,250	Ontex IV S.A., Rule 144A, Senior Secured Notes (Callable 09/01/14 @ 103.75)‡€	(B, Ba3)	04/15/18	7.500	1,743,715

					8,774,865

Diversified Capital Goods (2.5%)
2,210	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	2,364,700
3,584	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)‡	(B+, Ba2)	09/01/22	5.500	3,691,520
1,561	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)	(NR, B1)	09/01/20	8.750	1,717,100

					7,773,320

Energy - Exploration & Production (9.4%)
4,514	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	4,717,130
1,089	Comstock Resources, Inc., Company Guaranteed Notes (Callable 04/01/15 @ 103.88)	(B-, B3)	04/01/19	7.750	1,151,618
600	Energy XXI Gulf Coast, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/19 @ 103.44)‡	(B, B3)	03/15/24	6.875	598,500
4,350	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)	(B, B3)	02/15/18	8.250	4,567,500
500	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)‡[1]	(NR, NR)	03/28/19	7.500	508,750
1,400	Memorial Production Finance Corp., Global Company Guaranteed Notes (Callable 05/01/17 @ 103.81)	(CCC+, Caa1)	05/01/21	7.625	1,445,500
1,434	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)	(B+, B2)	11/01/21	6.500	1,527,210
2,000	Oasis Petroleum, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/17 @ 103.44)‡	(B+, B2)	03/15/22	6.875	2,175,000
3,172	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	3,536,780
3,625	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(B-, B3)	11/15/22	7.500	3,905,937
3,000	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 06/15/15 @ 104.25)	(B-, B3)	06/15/19	8.500	3,210,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$ 1,350	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)	(BB+, Ba2)	03/15/21	5.750	$1,478,250

					28,822,175

Food - Wholesale (0.8%)
1,090	Big Heart Pet Brands, Global Company Guaranteed Notes (Callable 09/02/14 @ 103.81)	(CCC+, Caa1)	02/15/19	7.625	1,125,425
1,400	Smithfield Foods, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/16 @ 104.41)‡	(BB-, B2)	08/01/21	5.875	1,473,500

					2,598,925

Forestry & Paper (0.1%)
300	Lecta S.A., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.66)‡€	(B, B2)	05/15/19	8.875	422,995
950	Stone & Webster, Inc.[2]	(NR, NR)	10/23/19	0.000	950

					423,945

Gaming (1.0%)
976	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/02/14 @ 101.21)‡	(B-, Caa1)	11/15/19	7.250	971,120
1,500	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)‡€	(B, B2)	02/15/21	8.250	2,147,490

					3,118,610

Gas Distribution (4.2%)
3,469	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	3,893,952
1,450	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	1,471,750
2,750	Genesis Energy LP, Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B, B1)	06/15/24	5.625	2,787,813
4,525	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB-, B1)	03/01/20	6.500	4,751,250

					12,904,765

Health Facilities (3.6%)
1,850	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BB, Ba1)	02/15/22	6.375	1,979,500
2,350	MPT Finance Corp., Global Company Guaranteed Notes (Callable 05/01/16 @ 103.44)	(BB, Ba1)	05/01/21	6.875	2,538,000
2,220	Symbion, Inc., Global Company Guaranteed Notes (Callable 08/25/14 @ 100.00)	(CCC+, Caa2)	08/23/15	11.000	2,232,898
1,950	Symbion, Inc., Global Senior Secured Notes (Callable 09/02/14 @ 104.00)	(B, B2)	06/15/16	8.000	2,037,750
2,100	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, B3)	04/01/22	8.125	2,352,000

					11,140,148

Health Services (4.0%)
1,500	Catalent Pharma Solutions, Inc., Global Company Guaranteed Notes (Callable 09/02/14 @ 101.50)	(B, Caa1)	10/15/18	7.875	1,529,250
3,650	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)‡	(B-, B3)	08/01/19	8.750	3,650,000
675	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/02/14 @ 105.00)‡	(CCC, Caa3)	08/15/18	10.000	614,250
2,400	MedAssets, Inc., Global Company Guaranteed Notes (Callable 11/15/14 @ 104.00)	(B, B3)	11/15/18	8.000	2,514,000
425	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	500,438
3,428	STHI Holding Corp., Rule 144A, Secured Notes (Callable 09/02/14 @ 106.00)‡	(B, B2)	03/15/18	8.000	3,612,255

					12,420,193

Insurance Brokerage (2.7%)
4,125	A-S Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 12/15/15 @ 103.94)‡	(CCC+, Caa2)	12/15/20	7.875	4,300,312

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Insurance Brokerage
$ 1,150	Hockey Merger Sub 2, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 105.91)‡	(CCC+, Caa2)	10/01/21	7.875	$1,184,500
1,750	Hub Holdings Finance, Inc., PIK, Rule 144A, Senior Unsecured Notes (Callable 07/15/15 @ 102.00)‡	(CCC+, Caa2)	07/15/19	8.875	1,736,875
700	Towergate Finance PLC, Rule 144A, Senior Secured Notes (Callable 09/01/14 @ 101.00)‡#£	(NR, B1)	02/15/18	6.060	1,143,401

					8,365,088

Investments & Misc. Financial Services (1.8%)
1,500	Arrow Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 03/01/16 @ 103.94)‡£	(BB-, B2)	03/01/20	7.875	2,697,058
1,500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)‡£	(B+, B2)	10/01/19	10.375	2,893,323

					5,590,381

Leisure (0.9%)
2,825	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/16 @ 103.94)‡	(BB-, B3)	01/15/21	5.250	2,817,938

Media - Broadcast (0.8%)
2,450	Sinclair Television Group, Inc., Global Unsecured Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	2,541,875

Media - Cable (3.2%)
2,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16 @ 104.88)‡	(BB-, B1)	01/15/22	6.500	2,060,000
75	Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/18	7.750	83,719
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B, B1)	04/15/20	8.000	1,300,937
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,728,750
500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	06/01/21	6.750	551,250
1,000	Harron Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/16 @ 104.56)‡	(B-, Caa1)	04/01/20	9.125	1,115,000
1,250	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)‡	(B-, B3)	08/01/21	6.250	1,284,375
1,000	Virgin Media Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/18 @ 103.50)‡£	(B, B2)	04/15/23	7.000	1,820,831

					9,944,862

Media - Diversified (3.2%)
4,000	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16 @ 103.63)‡	(BB-, Ba3)	02/01/20	7.250	4,220,000
1,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	1,037,500
3,074	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16 @ 103.94)	(B, B2)	07/15/21	7.875	3,335,290
1,300	Outerwall, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/17 @ 104.41)‡	(BB-, Ba3)	06/15/21	5.875	1,283,750

					9,876,540

Media - Services (3.1%)
885	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	929,250
1,000	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 03/15/15 @ 105.72)	(B, B3)	03/15/20	7.625	1,055,000
2,964	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B1)	11/15/22	6.500	3,127,020
4,250	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16 @ 104.50)‡	(B+, B1)	01/15/21	6.000	4,366,875

					9,478,145

Metals & Mining - Excluding Steel (7.4%)
3,100	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)‡§	(CCC, Caa2)	04/01/21	7.000	2,278,500
1,300	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes‡	(B-, B3)	10/01/18	10.000	1,368,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Metals & Mining - Excluding Steel
$ 1,800	Eldorado Gold Corp., Rule 144A, Senior Unsecured Notes (Callable 12/15/16 @ 103.06)‡	(BB, Ba3)	12/15/20	6.125	$1,849,500
3,030	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16 @ 104.75)	(B, B3)	06/01/19	9.500	3,423,900
4,200	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	4,504,500
3,250	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 105.50)	(CCC+, Caa2)	06/01/19	11.000	3,323,125
4,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 04/15/15 @ 103.88)	(B, B3)	04/15/19	7.750	4,020,000
3,100	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 104.63)‡	(NR, NR)	05/15/19	9.250	2,077,000

					22,844,775

Oil Field Equipment & Services (6.6%)
4,000	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 103.75)‡	(BB-, B1)	12/01/20	7.500	4,240,000
1,800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.09)‡	(B, B2)	08/01/19	8.125	1,840,500
1,700	Pacific Drilling S.A., Reg S, Senior Unsecured Notes[1]	(NR, NR)	02/23/15	8.250	1,748,875
325	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)‡	(B+, B2)	12/01/17	7.250	342,063
200	Parker Drilling Co., Global Company Guaranteed Notes (Callable 08/01/16 @ 103.75)	(B+, B1)	08/01/20	7.500	213,500
2,050	Parker Drilling Co., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 103.38)‡	(B+, B1)	07/15/22	6.750	2,101,250
1,507	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 09/02/14 @ 104.94)	(B+, B2)	03/15/18	9.875	1,589,960
2,250	Shelf Drilling Holdings Ltd., Rule 144A, Senior Secured Notes (Callable 05/01/15 @ 104.31)‡§	(B+, B1)	11/01/18	8.625	2,396,250
3,000	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)‡	(B-, B3)	11/15/19	9.750	3,075,000
2,500	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 01/15/15 @ 103.94)‡	(BB, B1)	01/15/19	7.875	2,637,500

					20,184,898

Oil Refining & Marketing (4.3%)
1,000	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)‡	(BB-, B1)	08/15/22	6.250	1,032,500
4,400	Coffeyville Finance, Inc., Global Secured Notes (Callable 11/01/17 @ 103.25)	(B+, B2)	11/01/22	6.500	4,576,000
2,650	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 11/15/15 @ 105.34)	(BB-, B1)	11/15/20	7.125	2,835,500
4,500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	4,848,750

					13,292,750

Packaging (3.4%)
850	Ardagh Glass Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 101.19)‡€	(CCC+, Caa1)	06/15/17	7.125	1,154,178
200	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)‡	(CCC+, Caa1)	01/31/21	6.750	200,000
700	Ardagh Packaging Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/15 @ 104.63)‡€	(CCC+, Caa1)	10/15/20	9.250	1,023,236
2,170	BWAY Holding Co., Global Company Guaranteed Notes (Callable 09/02/14 @ 105.00)	(CCC+, Caa1)	06/15/18	10.000	2,281,212
4,150	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 02/15/16 @ 104.13)§	(CCC+, Caa2)	02/15/21	8.250	4,419,750
1,475	Signode Industrial Group U.S., Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/17 @ 104.78)‡	(CCC+, Caa1)	05/01/22	6.375	1,456,562

					10,534,938

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Pharmaceuticals (1.3%)
$ 650	Capsugel Finance Co. S.C.A., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ 107.41)‡€	(B-, B3)	08/01/19	9.875	$934,110
2,025	Capsugel S.A., PIK, Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ 102.00)‡	(B-, Caa1)	05/15/19	7.750	2,043,985
1,000	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 02/15/16 @ 103.38)‡	(B, B1)	08/15/21	6.750	1,043,750

					4,021,845

Real Estate Investment Trusts (3.2%)
4,250	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)	(B, Ba3)	04/15/19	7.250	4,356,250
4,400	iStar Financial, Inc., Senior Unsecured Notes (Callable 07/01/16 @ 102.50)	(B+, B3)	07/01/19	5.000	4,356,000
1,000	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/17 @ 104.41)‡§	(B+, B2)	08/01/22	5.875	995,000

					9,707,250

Restaurants (1.1%)
3,300	Seminole Hard Rock International LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/16 @ 104.41)‡	(BB-, B2)	05/15/21	5.875	3,217,500

Software - Services (5.6%)
1,300	Comdata, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/11/14 @ 100.00)‡	(CCC, Caa2)	11/15/17	8.125	1,300,000
4,278	Epicor Software Corp., Global Company Guaranteed Notes (Callable 05/01/15 @ 104.31)	(CCC+, B3)	05/01/19	8.625	4,577,460
1,680	First Data Corp., Rule 144A, Senior Secured Notes (Callable 06/15/15 @ 103.69)‡	(BB-, B1)	06/15/19	7.375	1,768,200
975	First Data Corp., Rule 144A, Senior Secured Notes (Callable 11/01/15 @ 105.06)‡	(BB-, B1)	11/01/20	6.750	1,031,063
1,100	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.03)	(B-, Caa1)	04/01/19	9.375	1,205,875
1,000	Infor U.S., Inc., Global Company Guaranteed Notes (Callable 04/01/15 @ 107.50)€	(B-, Caa1)	04/01/19	10.000	1,498,560
3,000	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)§	(BB-, B2)	01/15/23	4.500	2,565,000
3,250	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 01/15/15 @ 104.56)	(B-, Caa1)	01/15/19	9.125	3,420,625

					17,366,783

Specialty Retail (2.4%)
500	Academy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 09/02/14 @ 106.94)‡	(CCC+, B3)	08/01/19	9.250	532,500
2,700	Brown Shoe Co., Inc., Global Company Guaranteed Notes (Callable 09/02/14 @ 105.34)	(B+, B3)	05/15/19	7.125	2,845,125
2,175	Netflix, Inc., Rule 144A, Senior Unsecured Notes‡	(BB-, Ba3)	03/01/24	5.750	2,256,563
1,810	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B, B2)	10/01/22	5.750	1,877,875

					7,512,063

Steel Producers/Products (0.4%)
1,150	JMC Steel Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 09/02/14 @ 106.19)‡	(B-, Caa1)	03/15/18	8.250	1,142,813

Support - Services (7.1%)
3,500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, B1)	06/01/21	7.250	3,736,250
1,000	Europcar Groupe S.A., Rule 144A, Secured Notes‡€	(B-, Caa1)	05/15/17	11.500	1,534,071
4,400	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(B+, B3)	09/01/22	7.000	4,785,000
1,080	Sabre GLBL, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/15 @ 106.38)‡	(B+, Ba3)	05/15/19	8.500	1,173,150
2,075	Safway Finance Corp., Rule 144A, Secured Notes (Callable 05/15/15 @ 103.50)‡	(B, B3)	05/15/18	7.000	2,183,938

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support - Services
$ 1,000	Techem Energy Metering Service GmbH & Co. KG, Rule 144A, Company Guaranteed Notes (Callable 10/01/16 @ 103.94)‡€	(B-, B3)	10/01/20	7.875	$1,495,215
875	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 02/15/16 @ 103.31)	(B+, B1)	02/15/21	6.625	923,125
2,250	The Geo Group, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 102.56)	(B+, B1)	04/01/23	5.125	2,188,125
765	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/15/16 @ 103.69)	(B, B2)	01/15/21	7.375	822,375
2,100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 05/15/16 @ 103.69)	(BB-, B2)	05/15/20	7.375	2,262,750
625	United Rentals North America, Inc., Global Senior Unsecured Notes (Callable 02/01/16 @ 104.13)	(BB-, B2)	02/01/21	8.250	685,156

					21,789,155

Telecom - Integrated/Services (5.4%)
1,000	Cogent Communications Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 104.22)‡	(B-, Caa1)	04/15/21	5.625	982,500
550	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes‡ø^[2]	(NR, NR)	01/15/15	0.000	—
4,500	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(B-, B3)	06/15/21	7.625	5,107,500
500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/15 @ 103.63)	(B+, B3)	04/01/19	7.250	526,875
1,250	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 04/01/16 @ 103.75)	(B+, B3)	04/01/21	7.500	1,339,063
1,500	Intelsat Jackson Holdings S.A., Global Company Guaranteed Notes (Callable 12/15/17 @ 103.31)	(B-, Caa1)	12/15/22	6.625	1,522,500
700	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(B-, Caa2)	06/01/21	7.750	718,375
1,700	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)‡	(B+, Ba3)	05/15/22	6.000	1,710,625
2,800	Numericable Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)‡	(B+, Ba3)	05/15/24	6.250	2,817,500
1,799	Zayo Capital, Inc., Global Senior Secured Notes (Callable 07/01/15 @ 104.06)	(B, B1)	01/01/20	8.125	1,913,686

					16,638,624

Telecom - Wireless (0.5%)
1,600	Sprint Corp., Rule 144A, Company Guaranteed Notes‡	(BB-, B1)	06/15/24	7.125	1,638,000

Telecommunications Equipment (2.2%)
2,450	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/15 @ 103.50)‡	(B, B1)	04/01/19	7.000	2,407,125
4,195	Brightstar Corp., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ 104.75)‡	(BB+, Ba1)	12/01/16	9.500	4,467,675

					6,874,800

Textiles & Apparel (0.6%)
75	IT Holding Finance S.A., Company Guaranteed Notes€ø	(NR, NR)	11/15/25	9.875	988
1,500	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16 @ 104.94)‡€	(B-, B3)	04/15/19	9.875	1,889,832

					1,890,820

Theaters & Entertainment (2.3%)
1,250	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/18 @ 103.06)‡	(BB+, Ba2)	09/15/23	6.125	1,350,000
1,600	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)§	(B-, B3)	02/15/22	5.875	1,632,000
2,075	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(B-, B3)	12/01/20	9.750	2,329,187
1,550	Carmike Cinemas, Inc., Global Secured Notes (Callable 05/15/15 @ 105.53)	(BB, B1)	05/15/19	7.375	1,672,063

					6,983,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation - Excluding Air/Rail (0.9%)
$ 600	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)‡	(BB-, B1)	01/15/22	7.375	$612,000
2,000	Teekay Offshore Finance Corp., Global Senior Unsecured Notes	(NR, NR)	07/30/19	6.000	1,990,000

					2,602,000

TOTAL CORPORATE BONDS (Cost $353,751,909)					361,788,843

BANK LOANS (26.3%)
Aerospace & Defense (0.5%)
1,500	LM U.S. Corp. Acquisition, Inc.#	(CCC, Caa2)	10/15/20	9.500	1,515,000

Auto Parts & Equipment (0.6%)
1,750	Jason, Inc.#	(CCC+, Caa1)	05/21/22	9.000	1,728,125

Beverages (0.5%)
1,500	Del Monte Foods, Inc.#	(CCC+, Caa1)	08/18/21	8.250	1,461,563

Building Materials (0.8%)
2,565	Panolam Industries International, Inc.#	(BB-, B2)	08/30/17	7.250	2,564,966

Chemicals (3.0%)
2,454	Ascend Performance Materials LLC#	(B, B2)	04/10/18	6.750	2,439,407
1,750	AZ Chem U.S., Inc.#	(B-, B1)	06/12/22	7.500	1,777,125
2,993	Ravago Holdings America, Inc.#	(BB-, B2)	12/20/20	5.500	3,016,829
2,000	Royal Adhesives and Sealants LLC#	(CCC+, Caa2)	01/31/19	9.750	2,043,750

					9,277,111

Consumer Products (1.0%)
3,000	Ranpak Corp.#	(B-, Caa1)	04/23/20	8.500	3,060,000

Diversified Capital Goods (0.7%)
1,249	Flint Group Holdings S.A.#	(NR, NR)	12/30/16	7.237	1,261,659
870	Flint Group Holdings S.A.#	(NR, NR)	06/29/18	7.122	877,740

					2,139,399

Energy - Exploration & Production (1.3%)
1,750	Chief Exploration & Development LLC#	(NR, NR)	05/12/21	7.500	1,776,250
1,750	Delek Benelux B.V.€#	(NR, NR)	02/08/17	5.224	2,344,427

					4,120,677

Financial Services (0.6%)
2,000	MergerMarket U.S.A., Inc.#	(CCC+, Caa2)	02/04/22	7.500	1,967,500

Food - Wholesale (0.8%)
2,500	The Winebow Group, Inc.#	(CCC+, Caa1)	12/31/21	8.500	2,506,250

Gaming (1.1%)
1,990	Abercrombie & Kent U.S. Group Holdings, Inc.#^	(NR, NR)	12/09/18	5.000	1,900,450
1,500	CBAC Borrower LLC#	(B-, B3)	07/02/20	8.250	1,567,500

					3,467,950

Health Services (0.6%)
1,750	Phillips-Medisize Corp.#	(CCC+, Caa2)	06/16/22	8.250	1,750,000

Hotels (0.6%)
1,750	Four Seasons Holdings, Inc.#	(B-, Caa1)	12/28/20	6.250	1,767,500

Insurance Brokerage (0.3%)
1,000	AssuredPartners Capital, Inc.#	(CCC+, Caa2)	04/04/22	7.750	1,002,915

Investments & Misc. Financial Services (1.8%)
1,500	Ascensus, Inc.#	(CCC+, Caa1)	12/11/20	9.000	1,528,125
1,000	Liquidnet Holdings, Inc.#	(B, B3)	05/22/19	7.750	997,500
3,000	Transfirst Holdings, Inc.#	(CCC+, Caa1)	06/27/18	7.500	3,021,000

					5,546,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Leisure (1.9%)
$ 3,000	Metro-Goldwyn-Mayer, Inc.#	(B+, Ba3)	06/26/20	5.125	$3,036,255
3,000	New York Wheel Owner LLC#	(NR, NR)	06/05/20	3.250	2,940,000

					5,976,255

Machinery (0.8%)
2,250	CPM Acquisition Corp.#	(B, Caa1)	03/01/18	10.250	2,290,804

Media - Broadcast (0.4%)
1,000	All3Media International€#	(B, B3)	06/30/22	8.250	1,334,655

Oil Field Equipment & Services (1.6%)
2,992	Philadelphia Energy Solutions LLC#	(BB-, B1)	04/04/18	6.250	2,868,987
2,000	Shelf Drilling Holdings Ltd.#	(B+, B2)	10/08/18	10.000	2,052,500

					4,921,487

Printing & Publishing (0.6%)
1,148	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.484	1,151,351
113	HIBU Connect S.A., Sociedad Unipersonal€#	(CCC+, NR)	03/01/19	1.500	42,180
960	YH Ltd.#	(CCC+, NR)	03/01/19	5.231	268,843
1,767	YH Ltd.#	(CCC-, NR)	03/01/24	1.000	494,672

					1,957,046

Software - Services (1.8%)
2,993	Intralinks, Inc.#	(BB, B2)	02/21/19	7.250	2,996,241
2,500	Landslide Holdings, Inc.#	(CCC+, Caa1)	02/25/21	8.250	2,511,450

					5,507,691

Specialty Retail (0.8%)
2,500	BJ’s Wholesale Club, Inc.#	(CCC, Caa2)	03/26/20	8.500	2,540,625

Support - Services (0.5%)
1,493	Redtop Acquisitions Ltd.#	(CCC+, B3)	06/03/21	8.250	1,529,812

Telecom - Integrated/Services (0.7%)
2,000	Omnitracs, Inc.#	(CCC+, Caa1)	05/25/21	8.750	2,025,630

Telecom - Wireless (0.6%)
1,836	Maritime Telecommunications Network, Inc.#	(B+, NR)	03/03/16	7.500	1,762,480

Theaters & Entertainment (1.7%)
2,000	CKX, Inc.#	(B+, B1)	06/21/17	9.000	1,800,000
3,412	Tech Finance & Co. S.C.A.#	(B+, B2)	07/10/20	5.500	3,427,583

					5,227,583

Transportation - Excluding Air/Rail (0.7%)
1,200	OSG Bulk Ships, Inc.#	(BB-, B1)	07/22/19	5.250	1,207,998
800	OSG International, Inc.#	(BB-, B1)	07/22/19	5.750	804,004

					2,012,002

TOTAL BANK LOANS (Cost $79,292,632)					80,961,651

Number of Shares

COMMON STOCKS (0.3%)
Building & Construction (0.1%)
22,800	Ashton Woods U.S.A. LLC, Class B^*				335,844

Building Materials (0.0%)
619	Dayton Superior Corp.^*				—

Chemicals (0.1%)
4,893	Huntsman Corp.				127,463

Number of Shares				Value

COMMON STOCKS
Gaming (0.0%)
55,100	Majestic Holdco LLC*			$46,835

Media (0.0%)
682,105	Hibu PLC£^*			—

Media - Broadcast (0.1%)
43,413	Cumulus Media, Inc., Class A*			224,879

TOTAL COMMON STOCKS (Cost $398,239)				735,021

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
688	Dayton Superior Corp.^* (Cost $250,835)			—

SHORT-TERM INVESTMENTS (7.1%)
10,216,718	State Street Navigator Prime Portfolio, 0.16%§§			10,216,718

Par (000)		Maturity	Rate%

11,732	State Street Bank and Trust Co. Euro Time Deposit	08/01/14	0.010	11,732,000

TOTAL SHORT-TERM INVESTMENTS (Cost $21,948,718)				21,948,718

TOTAL INVESTMENTS AT VALUE (151.3%) (Cost $455,642,333)				465,434,233

LIABILITIES IN EXCESS OF OTHER ASSETS (-51.3%)				(157,801,735)

NET ASSETS (100.0%)				$307,632,498

INVESTMENT ABBREVIATIONS

NR = Not Rated

PIK = Payment in Kind

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
§	Security or portion thereof is out on loan.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, these securities amounted to a value of $155,355,060 or 50.5% of net assets.

€	This security is denominated in Euro.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2014.
[1]

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

[2]	Zero-coupon security.
£	This security is denominated in British Pound.
ø	Bond is currently in default.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
*	Non-income producing security.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2014.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Net Unrealized Appreciation (Depreciation)
USD	19,202,937	EUR	14,125,000	10/15/14	Morgan Stanley	$(19,202,937)	$(18,903,866)	$299,071
USD	8,971,830	GBP	5,250,000	10/15/14	Morgan Stanley	(8,971,830)	(8,858,271)	113,559

								$412,630

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less may be valued at amortized cost. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Fund’s Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

—	Level 1 – quoted prices in active markets for identical investments
—	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$361,788,843	$—	$361,788,843
Bank Loans	—	79,061,201	1,900,450	80,961,651
Common Stocks	352,342	46,835	335,844	735,021
Preferred Stocks	—	—	—	—
Short-term Investments	—	21,948,718	—	21,948,718
Other Financial Instruments*
Forward Foreign Currency Contracts	—	412,630	—	412,630

	$352,342	$463,258,227	$2,236,294	$465,846,863

*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of July 31, 2014 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Corporate Bonds	Bank Loans	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2013	$7,818	$—	$1,793,400	$339,948	$2,141,166
Accrued discounts (premiums)	6	3,305	8,200	—	11,511
Purchases	(1,873)	1,897,822	—	—	1,895,949
Sales	(6,063)	(5,000)	(1,835,000)	—	(1,846,063)
Realized gain (loss)	(1,340,643)	240	33,400	—	(1,307,003)
Change in unrealized appreciation (depreciation)	1,340,755	4,083	—	(4,104)	1,340,734
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of July 31, 2014	$—	$1,900,450	$—	$335,844	$2,236,294

Net change in unrealized appreciation (depreciation) from investments still held as of July 31, 2014	$—	$4,083	$—	$(4,104)	$(21)

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits

1.	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/ John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp

Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 22, 2014

/s/ Bruce S. Rosenberg

Name:	Bruce S. Rosenberg
Title:	Chief Financial Officer
Date:	September 22, 2014